Consolidated Balance Shets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 411,614	$ 2,585,180	$ 1,801,230
Accounts receivable, net		499,549	355,912	913,892
Total current assets		1,015,438	3,221,076	3,166,005
Total assets		2,246,950	4,420,947	4,226,570
Current liabilities
Accrued expenses		578,558	241,299	89,521
Total current liabilities		20,396,982	1,536,481	932,156
Total liabilities		20,553,177	1,706,389	1,128,659
Total liabilities and stockholders' equity		2,246,950	4,420,947	4,226,570
Four Cubed Management Llc [Member]
Current assets
Cash and cash equivalents	$ 1,186,219	622,919	1,186,219	742,224
Accounts receivable, net	518,931	475,993	518,931	440,350
Total current assets	1,705,150	1,098,912	1,705,150	1,182,574
Noncurrent deferred tax asset	5,500	5,500	5,500	25,500
Total assets	1,710,650	1,104,412	1,710,650	1,208,074
Current liabilities
Accounts payable	703,792	731,347	703,792	400,103
Accrued expenses	15,394	12,354	15,394	12,998
Total current liabilities	719,186	743,701	719,186	424,238
Long-term debt	39,184		39,184
Total liabilities	758,370	743,701	758,370	424,238
Members’ equity	952,280	360,711	952,280	783,836
Total liabilities and stockholders' equity	$ 1,710,650	$ 1,104,412	$ 1,710,650	$ 1,208,074